Condensed consolidating financial statements - Condensed Consolidating Balance Sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Assets
Intangible assets	£ 124,087	£ 124,013	£ 120,006
Property, plant and equipment	5,683	5,166	4,849
Investments in associates and joint ventures	2,057	1,737	1,775
Retirement benefit assets	378	1,147	1,200
Deferred tax assets	507	344	423
Trade and other receivables	283	685	722
Derivative financial instruments	681	556	539
Total non-current assets	133,696	133,687	129,564
Inventories	6,709	6,029	6,339
Income tax receivable	94	74	49
Trade and other receivables	3,952	3,588	4,039
Derivative financial instruments	177	179	193
Cash and cash equivalents	3,308	2,602	2,125
Total current assets other than non-current assets classified as held for sale	14,407	12,650	12,933
Assets classified as held-for-sale	9	5	4
Total current assets	14,416	12,655	12,937
Total assets	148,112	146,342	142,501
Share capital	614	614	614
Share premium, capital redemption and merger reserves	26,607	26,606	26,605
Other reserves	(261)	(333)	(2,426)
Retained earnings	38,322	38,557	37,608
Owners of the parent	65,282	65,444	62,401
Non-controlling interests	254	244	218
Total equity	65,536	65,688	62,619
Borrowings	41,581	43,284	43,225
Retirement benefit liabilities	1,717	1,665	1,489
Deferred tax liabilities	17,703	17,776	17,612
Trade and other payables	1,047	1,055	1,059
Derivative financial instruments	391	214	100
Total non-current liabilities	62,783	64,325	63,832
Borrowings	8,711	4,225	5,287
Income tax payable	792	853	739
Trade and other payables	9,762	10,631	9,498
Derivative financial instruments	234	302	196
Total current liabilities	19,793	16,329	16,050
Total equity and liabilities	148,112	146,342	142,501
Liabilities
Total equity and liabilities	148,112	146,342	£ 142,501
Registered BATCAP bonds
Assets
Intangible assets	124,087	124,013
Property, plant and equipment	5,683	5,166
Investments in associates and joint ventures	2,057	1,737
Retirement benefit assets	378	1,147
Deferred tax assets	507	344
Trade and other receivables	283	685
Investments held at fair value	20	39
Derivative financial instruments	681	556
Total non-current assets	133,696	133,687
Inventories	6,709	6,029
Income tax receivable	94	74
Trade and other receivables	3,952	3,588
Investments held at fair value	167	178
Derivative financial instruments	177	179
Cash and cash equivalents	3,308	2,602
Total current assets other than non-current assets classified as held for sale	14,407	12,650
Assets classified as held-for-sale	9	5
Total current assets	14,416	12,655
Total assets	148,112	146,342
Share capital	614	614
Share premium, capital redemption and merger reserves	26,607	26,606
Other reserves	(261)	(333)
Retained earnings	38,322	38,557
Owners of the parent	65,282	65,444
Non-controlling interests	254	244
Total equity	65,536	65,688
Borrowings	41,581	43,284
Retirement benefit liabilities	1,717	1,665
Deferred tax liabilities	17,703	17,776
Provisions	344	331
Trade and other payables	1,047	1,055
Derivative financial instruments	391	214
Total non-current liabilities	62,783	64,325
Borrowings	8,711	4,225
Income tax payable	792	853
Provisions	294	318
Trade and other payables	9,762	10,631
Derivative financial instruments	234	302
Total current liabilities	19,793	16,329
Total equity and liabilities	148,112	146,342
Liabilities
Total equity and liabilities	148,112	146,342
Shelf Registration Statement
Assets
Intangible assets	124,087	124,013
Property, plant and equipment	5,683	5,166
Investments in associates and joint ventures	2,057	1,737
Retirement benefit assets	378	1,147
Deferred tax assets	507	344
Trade and other receivables	283	685
Investments held at fair value	20	39
Derivative financial instruments	681	556
Total non-current assets	133,696	133,687
Inventories	6,709	6,029
Income tax receivable	94	74
Trade and other receivables	3,952	3,588
Investments held at fair value	167	178
Derivative financial instruments	177	179
Cash and cash equivalents	3,308	2,602
Total current assets other than non-current assets classified as held for sale	14,407	12,650
Assets classified as held-for-sale	9	5
Total current assets	14,416	12,655
Total assets	148,112	146,342
Share capital	614	614
Share premium, capital redemption and merger reserves	26,607	26,606
Other reserves	(261)	(333)
Retained earnings	38,322	38,557
Owners of the parent	65,282	65,444
Non-controlling interests	254	244
Total equity	65,536	65,688
Borrowings	41,581	43,284
Retirement benefit liabilities	1,717	1,665
Deferred tax liabilities	17,703	17,776
Provisions	344	331
Trade and other payables	1,047	1,055
Derivative financial instruments	391	214
Total non-current liabilities	62,783	64,325
Borrowings	8,711	4,225
Income tax payable	792	853
Provisions	294	318
Trade and other payables	9,762	10,631
Derivative financial instruments	234	302
Total current liabilities	19,793	16,329
Total equity and liabilities	148,112	146,342
Liabilities
Total equity and liabilities	148,112	146,342
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Assets
Investments in subsidiaries	29,775	32,543
Total non-current assets	29,775	32,543
Trade and other receivables	2,886	7,306
Cash and cash equivalents	6	6
Total current assets other than non-current assets classified as held for sale	2,892	7,312
Total current assets	2,892	7,312
Total assets	32,667	39,855
Share capital	614	614
Share premium, capital redemption and merger reserves	22,855	22,854
Other reserves	(573)	204
Retained earnings	6,975	11,291
Owners of the parent	29,871	34,963
Total equity	29,871	34,963
Borrowings	1,571	1,571
Provisions	1	1
Trade and other payables	8	8
Total non-current liabilities	1,580	1,580
Borrowings	13	2,062
Trade and other payables	1,203	1,248
Derivative financial instruments		2
Total current liabilities	1,216	3,312
Total equity and liabilities	32,667	39,855
Liabilities
Total equity and liabilities	32,667	39,855
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Shelf Registration Statement
Assets
Investments in subsidiaries	29,775	32,543
Total non-current assets	29,775	32,543
Trade and other receivables	2,886	7,306
Cash and cash equivalents	6	6
Total current assets other than non-current assets classified as held for sale	2,892	7,312
Total current assets	2,892	7,312
Total assets	32,667	39,855
Share capital	614	614
Share premium, capital redemption and merger reserves	22,855	22,854
Other reserves	(573)	204
Retained earnings	6,975	11,291
Owners of the parent	29,871	34,963
Total equity	29,871	34,963
Borrowings	1,571	1,571
Provisions	1	1
Trade and other payables	8	8
Total non-current liabilities	1,580	1,580
Borrowings	13	2,062
Trade and other payables	1,203	1,248
Derivative financial instruments		2
Total current liabilities	1,216	3,312
Total equity and liabilities	32,667	39,855
Liabilities
Total equity and liabilities	32,667	39,855
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Assets
Intangible assets	124,087	124,013
Property, plant and equipment	5,682	5,165
Investments in associates and joint ventures	2,057	1,737
Retirement benefit assets	378	1,132
Deferred tax assets	376	253
Trade and other receivables	(34,165)	(38,343)
Investments held at fair value	20	39
Derivative financial instruments	(11)	(7)
Total non-current assets	98,424	93,989
Inventories	6,709	6,029
Income tax receivable	94	74
Trade and other receivables	(17,544)	(13,626)
Investments held at fair value	167	178
Derivative financial instruments	(233)	(215)
Cash and cash equivalents	1,539	2,537
Total current assets other than non-current assets classified as held for sale	(9,268)	(5,023)
Assets classified as held-for-sale	9	5
Total current assets	(9,259)	(5,018)
Total assets	89,165	88,971
Share capital	614	614
Share premium, capital redemption and merger reserves	34,125	33,562
Other reserves	(261)	(333)
Retained earnings	38,322	38,557
Owners of the parent	72,800	72,400
Non-controlling interests	254	244
Total equity	73,054	72,644
Borrowings	(1,109)	(1,422)
Retirement benefit liabilities	1,661	1,612
Deferred tax liabilities	17,677	17,742
Provisions	344	331
Trade and other payables	963	962
Derivative financial instruments	(3)	(3)
Total non-current liabilities	19,533	19,222
Borrowings	(12,280)	(12,519)
Income tax payable	711	718
Provisions	294	318
Trade and other payables	7,909	8,677
Derivative financial instruments	(56)	(89)
Total current liabilities	(3,422)	(2,895)
Total equity and liabilities	89,165	88,971
Liabilities
Total equity and liabilities	89,165	88,971
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Shelf Registration Statement
Assets
Intangible assets	124,087	124,013
Property, plant and equipment	5,682	5,165
Investments in associates and joint ventures	2,057	1,737
Retirement benefit assets	378	1,147
Deferred tax assets	376	253
Trade and other receivables	(31,648)	(35,822)
Investments held at fair value	20	39
Derivative financial instruments	(11)	(7)
Total non-current assets	100,941	96,525
Inventories	6,709	6,029
Income tax receivable	94	74
Trade and other receivables	(17,543)	(13,689)
Investments held at fair value	167	178
Derivative financial instruments	(233)	(215)
Cash and cash equivalents	1,539	2,537
Total current assets other than non-current assets classified as held for sale	(9,267)	(5,086)
Assets classified as held-for-sale	9	5
Total current assets	(9,258)	(5,081)
Total assets	91,683	91,444
Share capital	614	614
Share premium, capital redemption and merger reserves	34,183	33,570
Other reserves	(261)	(319)
Retained earnings	38,322	38,558
Owners of the parent	72,858	72,423
Non-controlling interests	254	244
Total equity	73,112	72,667
Borrowings	1,407	1,099
Retirement benefit liabilities	1,663	1,612
Deferred tax liabilities	17,677	17,746
Provisions	344	331
Trade and other payables	963	962
Derivative financial instruments	(3)	(3)
Total non-current liabilities	22,051	21,747
Borrowings	(12,341)	(12,596)
Income tax payable	713	718
Provisions	294	318
Trade and other payables	7,910	8,679
Derivative financial instruments	(56)	(89)
Total current liabilities	(3,480)	(2,970)
Total equity and liabilities	91,683	91,444
Liabilities
Total equity and liabilities	91,683	91,444
Reportable Legal Entities | BATCAP | Registered BATCAP bonds
Assets
Deferred tax assets	113	74
Trade and other receivables	15,719	15,707
Total non-current assets	15,832	15,781
Trade and other receivables	2,118	2,567
Cash and cash equivalents	843	9
Total current assets other than non-current assets classified as held for sale	2,961	2,576
Total current assets	2,961	2,576
Total assets	18,793	18,357
Share premium, capital redemption and merger reserves	30	30
Other reserves	(324)	(195)
Retained earnings	116	105
Owners of the parent	(178)	(60)
Total equity	(178)	(60)
Borrowings	15,606	15,599
Derivative financial instruments	321	145
Total non-current liabilities	15,927	15,744
Borrowings	2,911	2,637
Income tax payable	3	2
Trade and other payables	122	25
Derivative financial instruments	8	9
Total current liabilities	3,044	2,673
Total equity and liabilities	18,793	18,357
Liabilities
Total equity and liabilities	18,793	18,357
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Assets
Investments in subsidiaries	718	718
Trade and other receivables	17,338	21,911
Derivative financial instruments	1,013	708
Total non-current assets	19,069	23,337
Trade and other receivables	22,617	19,576
Derivative financial instruments	418	405
Cash and cash equivalents	926	56
Total current assets other than non-current assets classified as held for sale	23,961	20,037
Total current assets	23,961	20,037
Total assets	43,030	43,374
Share capital	231	231
Other reserves	(1,077)	(1,091)
Retained earnings	2,939	2,841
Owners of the parent	2,093	1,981
Total equity	2,093	1,981
Borrowings	17,556	18,450
Deferred tax liabilities	26	30
Trade and other payables	4	4
Derivative financial instruments	394	217
Total non-current liabilities	17,980	18,701
Borrowings	22,664	22,293
Trade and other payables	3	30
Derivative financial instruments	290	369
Total current liabilities	22,957	22,692
Total equity and liabilities	43,030	43,374
Liabilities
Total equity and liabilities	43,030	43,374
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Assets
Investments in subsidiaries	1,498	3,732
Retirement benefit assets		15
Total non-current assets	1,498	3,747
Trade and other receivables	64	15
Total current assets other than non-current assets classified as held for sale	64	15
Total current assets	64	15
Total assets	1,562	3,762
Share capital	91	91
Share premium, capital redemption and merger reserves	1,233	3,401
Other reserves	340	363
Retained earnings	(109)	(100)
Owners of the parent	1,555	3,755
Total equity	1,555	3,755
Retirement benefit liabilities	2
Deferred tax liabilities		4
Total non-current liabilities	2	4
Borrowings	2	1
Income tax payable	2
Trade and other payables	1	2
Total current liabilities	5	3
Total equity and liabilities	1,562	3,762
Liabilities
Total equity and liabilities	1,562	3,762
Reportable Legal Entities | BATNF and RAI | Registered BATCAP bonds
Assets
Property, plant and equipment	1	1
Investments in subsidiaries	30,976	30,625
Deferred tax assets	18	17
Trade and other receivables	448	464
Total non-current assets	31,443	31,107
Trade and other receivables	918	820
Total current assets other than non-current assets classified as held for sale	918	820
Total current assets	918	820
Total assets	32,361	31,927
Share capital	14,358	14,348
Other reserves	23	(44)
Retained earnings	7,093	6,853
Owners of the parent	21,474	21,157
Total equity	21,474	21,157
Borrowings	7,015	8,140
Retirement benefit liabilities	54	53
Trade and other payables	80	89
Total non-current liabilities	7,149	8,282
Borrowings	3,104	1,573
Income tax payable	76	133
Trade and other payables	558	782
Total current liabilities	3,738	2,488
Total equity and liabilities	32,361	31,927
Liabilities
Total equity and liabilities	32,361	31,927
Reportable Legal Entities | BATCAP, Issuer/ Subsidiary guarantor | Shelf Registration Statement
Assets
Deferred tax assets	113	74
Trade and other receivables	15,719	15,707
Total non-current assets	15,832	15,781
Trade and other receivables	2,118	2,567
Cash and cash equivalents	843	9
Total current assets other than non-current assets classified as held for sale	2,961	2,576
Total current assets	2,961	2,576
Total assets	18,793	18,357
Share premium, capital redemption and merger reserves	30	30
Other reserves	(324)	(195)
Retained earnings	116	105
Owners of the parent	(178)	(60)
Total equity	(178)	(60)
Borrowings	15,606	15,599
Derivative financial instruments	321	145
Total non-current liabilities	15,927	15,744
Borrowings	2,911	2,637
Income tax payable	3	2
Trade and other payables	122	25
Derivative financial instruments	8	9
Total current liabilities	3,044	2,673
Total equity and liabilities	18,793	18,357
Liabilities
Total equity and liabilities	18,793	18,357
Reportable Legal Entities | Issuer Or Subsidiary Guarantor B A T I F | Shelf Registration Statement
Assets
Investments in subsidiaries	718	718
Trade and other receivables	17,338	21,911
Derivative financial instruments	1,013	708
Total non-current assets	19,069	23,337
Trade and other receivables	22,617	19,576
Derivative financial instruments	418	405
Cash and cash equivalents	926	56
Total current assets other than non-current assets classified as held for sale	23,961	20,037
Total current assets	23,961	20,037
Total assets	43,030	43,374
Share capital	231	231
Other reserves	(1,077)	(1,091)
Retained earnings	2,939	2,841
Owners of the parent	2,093	1,981
Total equity	2,093	1,981
Borrowings	17,556	18,450
Deferred tax liabilities	26	30
Trade and other payables	4	4
Derivative financial instruments	394	217
Total non-current liabilities	17,980	18,701
Borrowings	22,664	22,293
Trade and other payables	3	30
Derivative financial instruments	290	369
Total current liabilities	22,957	22,692
Total equity and liabilities	43,030	43,374
Liabilities
Total equity and liabilities	43,030	43,374
Reportable Legal Entities | BATNF & RAI, Subsidiary guarantors | Shelf Registration Statement
Assets
Property, plant and equipment	1	1
Investments in subsidiaries	30,976	30,625
Deferred tax assets	18	17
Trade and other receivables	448	464
Total non-current assets	31,443	31,107
Trade and other receivables	918	820
Total current assets other than non-current assets classified as held for sale	918	820
Total current assets	918	820
Total assets	32,361	31,927
Share capital	14,358	14,348
Other reserves	23	(44)
Retained earnings	7,093	6,853
Owners of the parent	21,474	21,157
Total equity	21,474	21,157
Borrowings	7,015	8,140
Retirement benefit liabilities	54	53
Trade and other payables	80	89
Total non-current liabilities	7,149	8,282
Borrowings	3,104	1,573
Income tax payable	76	133
Trade and other payables	558	782
Total current liabilities	3,738	2,488
Total equity and liabilities	32,361	31,927
Liabilities
Total equity and liabilities	32,361	31,927
Eliminations | Registered BATCAP bonds
Assets
Investments in subsidiaries	(62,967)	(67,618)
Trade and other receivables	943	946
Derivative financial instruments	(321)	(145)
Total non-current assets	(62,345)	(66,817)
Trade and other receivables	(7,107)	(13,070)
Derivative financial instruments	(8)	(11)
Cash and cash equivalents	(6)	(6)
Total current assets other than non-current assets classified as held for sale	(7,121)	(13,087)
Total current assets	(7,121)	(13,087)
Total assets	(69,466)	(79,904)
Share capital	(15,294)	(15,284)
Share premium, capital redemption and merger reserves	(31,636)	(33,241)
Other reserves	1,611	763
Retained earnings	(17,014)	(20,990)
Owners of the parent	(62,333)	(68,752)
Total equity	(62,333)	(68,752)
Borrowings	942	946
Provisions	(1)	(1)
Trade and other payables	(8)	(8)
Derivative financial instruments	(321)	(145)
Total non-current liabilities	612	792
Borrowings	(7,703)	(11,822)
Trade and other payables	(34)	(133)
Derivative financial instruments	(8)	11
Total current liabilities	(7,745)	(11,944)
Total equity and liabilities	(69,466)	(79,904)
Liabilities
Total equity and liabilities	(69,466)	(79,904)
Eliminations | Shelf Registration Statement
Assets
Investments in subsidiaries	(61,469)	(63,886)
Trade and other receivables	(1,574)	(1,575)
Derivative financial instruments	(321)	(145)
Total non-current assets	(63,364)	(65,606)
Trade and other receivables	(7,044)	(12,992)
Derivative financial instruments	(8)	(11)
Cash and cash equivalents	(6)	(6)
Total current assets other than non-current assets classified as held for sale	(7,058)	(13,009)
Total current assets	(7,058)	(13,009)
Total assets	(70,422)	(78,615)
Share capital	(15,203)	(15,193)
Share premium, capital redemption and merger reserves	(30,461)	(29,848)
Other reserves	1,951	1,112
Retained earnings	(17,123)	(21,091)
Owners of the parent	(60,836)	(65,020)
Total equity	(60,836)	(65,020)
Borrowings	(1,574)	(1,575)
Provisions	(1)	(1)
Trade and other payables	(8)	(8)
Derivative financial instruments	(321)	(145)
Total non-current liabilities	(1,904)	(1,729)
Borrowings	(7,640)	(11,744)
Trade and other payables	(34)	(133)
Derivative financial instruments	(8)	11
Total current liabilities	(7,682)	(11,866)
Total equity and liabilities	(70,422)	(78,615)
Liabilities
Total equity and liabilities	(70,422)	(78,615)
SEC Regulation S-X 3-10
Assets
Intangible assets	124,087	124,013
Property, plant and equipment	5,683	5,166
Investments in associates and joint ventures	2,057	1,737
Retirement benefit assets	378	1,147
Deferred tax assets	507	344
Trade and other receivables	283	685
Investments held at fair value	20	39
Derivative financial instruments	681	556
Total non-current assets	133,696	133,687
Inventories	6,709	6,029
Income tax receivable	94	74
Trade and other receivables	3,952	3,588
Investments held at fair value	167	178
Derivative financial instruments	177	179
Cash and cash equivalents	3,308	2,602
Total current assets other than non-current assets classified as held for sale	14,407	12,650
Assets classified as held-for-sale	9	5
Total current assets	14,416	12,655
Total assets	148,112	146,342
Share capital	614	614
Share premium, capital redemption and merger reserves	26,607	26,606
Other reserves	(261)	(333)
Retained earnings	38,322	38,557
Owners of the parent	65,282	65,444
Non-controlling interests	254	244
Total equity	65,536	65,688
Borrowings	41,581	43,284
Retirement benefit liabilities	1,717	1,665
Deferred tax liabilities	17,703	17,776
Provisions	344	331
Trade and other payables	1,047	1,055
Derivative financial instruments	391	214
Total non-current liabilities	62,783	64,325
Borrowings	8,711	4,225
Income tax payable	792	853
Provisions	294	318
Trade and other payables	9,762	10,631
Derivative financial instruments	234	302
Total current liabilities	19,793	16,329
Total equity and liabilities	148,112	146,342
Liabilities
Total equity and liabilities	148,112	146,342
SEC Regulation S-X 3-10 | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Assets
Investments in subsidiaries	29,775	32,543
Total non-current assets	29,775	32,543
Trade and other receivables	2,886	7,306
Cash and cash equivalents	6	6
Total current assets other than non-current assets classified as held for sale	2,892	7,312
Total current assets	2,892	7,312
Total assets	32,667	39,855
Share capital	614	614
Share premium, capital redemption and merger reserves	22,855	22,854
Other reserves	(573)	204
Retained earnings	6,975	11,291
Owners of the parent	29,871	34,963
Total equity	29,871	34,963
Borrowings	1,571	1,571
Provisions	1	1
Trade and other payables	8	8
Total non-current liabilities	1,580	1,580
Borrowings	13	2,062
Trade and other payables	1,203	1,248
Derivative financial instruments		2
Total current liabilities	1,216	3,312
Total equity and liabilities	32,667	39,855
Liabilities
Total equity and liabilities	32,667	39,855
SEC Regulation S-X 3-10 | Reportable Legal Entities | RJRT, Issuer (LB)
Assets
Intangible assets	2,929	2,935
Property, plant and equipment	770	763
Investments in subsidiaries	17,424	21,368
Deferred tax assets	448	521
Trade and other receivables	5	5
Total non-current assets	21,576	25,592
Inventories	681	711
Income tax receivable	28
Trade and other receivables	936	1,102
Total current assets other than non-current assets classified as held for sale	1,645	1,813
Total current assets	1,645	1,813
Total assets	23,221	27,405
Share capital	14,962	14,948
Other reserves	21	(46)
Retained earnings	4,585	8,420
Owners of the parent	19,568	23,322
Total equity	19,568	23,322
Borrowings	41	126
Retirement benefit liabilities	800	853
Provisions	1	1
Trade and other payables	13	15
Total non-current liabilities	855	995
Borrowings	161	98
Income tax payable		8
Provisions	24	20
Trade and other payables	2,613	2,962
Total current liabilities	2,798	3,088
Total equity and liabilities	23,221	27,405
Liabilities
Total equity and liabilities	23,221	27,405
SEC Regulation S-X 3-10 | Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Assets
Property, plant and equipment	1	1
Investments in subsidiaries	30,976	30,625
Deferred tax assets	18	17
Trade and other receivables	448	464
Total non-current assets	31,443	31,107
Trade and other receivables	918	820
Total current assets other than non-current assets classified as held for sale	918	820
Total current assets	918	820
Total assets	32,361	31,927
Share capital	14,358	14,348
Other reserves	23	(44)
Retained earnings	7,093	6,853
Owners of the parent	21,474	21,157
Total equity	21,474	21,157
Borrowings	7,015	8,140
Retirement benefit liabilities	54	53
Trade and other payables	80	89
Total non-current liabilities	7,149	8,282
Borrowings	3,104	1,573
Income tax payable	76	133
Trade and other payables	558	782
Total current liabilities	3,738	2,488
Total equity and liabilities	32,361	31,927
Liabilities
Total equity and liabilities	32,361	31,927
SEC Regulation S-X 3-10 | Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Assets
Intangible assets	7,742	7,737
Investments in subsidiaries	19,562	19,636
Deferred tax assets	4	4
Trade and other receivables	26	32
Total non-current assets	27,334	27,409
Trade and other receivables	51	59
Total current assets other than non-current assets classified as held for sale	51	59
Total current assets	51	59
Total assets	27,385	27,468
Share capital	22,605	22,586
Other reserves	23	(46)
Retained earnings	4,716	4,888
Owners of the parent	27,344	27,428
Total equity	27,344	27,428
Retirement benefit liabilities	17	18
Total non-current liabilities	17	18
Trade and other payables	24	22
Total current liabilities	24	22
Total equity and liabilities	27,385	27,468
Liabilities
Total equity and liabilities	27,385	27,468
SEC Regulation S-X 3-10 | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Assets
Intangible assets	113,417	113,342
Property, plant and equipment	4,912	4,402
Investments in associates and joint ventures	2,057	1,737
Retirement benefit assets	378	1,147
Deferred tax assets	37
Trade and other receivables	352	762
Investments held at fair value	20	39
Derivative financial instruments	681	556
Total non-current assets	121,854	121,787
Inventories	6,008	5,319
Income tax receivable	66	74
Trade and other receivables	5,048	4,431
Investments held at fair value	167	178
Derivative financial instruments	177	179
Cash and cash equivalents	3,308	2,602
Total current assets other than non-current assets classified as held for sale	14,774	12,783
Assets classified as held-for-sale	9	5
Total current assets	14,783	12,788
Total assets	136,637	134,575
Share capital	2,191	1,921
Share premium, capital redemption and merger reserves	27,900	28,755
Other reserves	(260)	(335)
Retained earnings	36,305	36,974
Owners of the parent	66,136	67,315
Non-controlling interests	254	244
Total equity	66,390	67,559
Borrowings	34,525	35,018
Retirement benefit liabilities	846	741
Deferred tax liabilities	17,703	17,776
Provisions	343	330
Trade and other payables	1,502	1,529
Derivative financial instruments	391	214
Total non-current liabilities	55,310	55,608
Borrowings	7,401	3,497
Income tax payable	712	712
Provisions	270	298
Trade and other payables	6,320	6,599
Derivative financial instruments	234	302
Total current liabilities	14,937	11,408
Total equity and liabilities	136,637	134,575
Deferred tax assets		(198)
Liabilities
Total equity and liabilities	136,637	134,575
SEC Regulation S-X 3-10 | Eliminations
Assets
Intangible assets	(1)	(1)
Investments in subsidiaries	(97,737)	(104,172)
Trade and other receivables	(548)	(578)
Total non-current assets	(98,286)	(104,751)
Inventories	20	(1)
Trade and other receivables	(5,887)	(10,130)
Cash and cash equivalents	(6)	(6)
Total current assets other than non-current assets classified as held for sale	(5,873)	(10,137)
Total current assets	(5,873)	(10,137)
Total assets	(104,159)	(114,888)
Share capital	(54,116)	(53,803)
Share premium, capital redemption and merger reserves	(24,148)	(25,003)
Other reserves	505	(66)
Retained earnings	(21,352)	(29,869)
Owners of the parent	(99,111)	(108,741)
Total equity	(99,111)	(108,741)
Borrowings	(1,571)	(1,571)
Provisions	(1)	(1)
Trade and other payables	(556)	(586)
Total non-current liabilities	(2,128)	(2,158)
Borrowings	(1,968)	(3,005)
Income tax payable	4
Trade and other payables	(956)	(982)
Derivative financial instruments		(2)
Total current liabilities	(2,920)	(3,989)
Total equity and liabilities	(104,159)	(114,888)
Liabilities
Total equity and liabilities	£ (104,159)	£ (114,888)